INCOME TAXES (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Monthly Provisional Payments (MPP)	$ 800	$ 17,540
Income tax receivable	218,298	298,093
Fixed assets tax credits	0	10
Provision tax income	(22,727)	(928)
Other tax receivables	36,694	6,015
Total	233,065	320,730
Provision tax income (First category)	209,357	81,368
Monthly Provisional Payments (MPP)	(91,361)	(43,232)
Other tax payables	9,985	6,536
Total	$ 127,981	$ 44,672